Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net (loss) income	$ (11,877)	$ 20,047
Non-cash items:
Unrealized gain on non-designated derivative instruments (note 10)	(20,632)	(3,818)
Depreciation and amortization	59,061	52,914
Write-down of vessels	51,662	12,600
Unrealized foreign currency exchange gain and other	(20,167)	(9,091)
Equity (income) loss, net of dividends received of $11,583 (2017 - $21,281)	(26,335)	15,901
Ineffective portion on qualifying cash flow hedging instruments included in interest expense	0	747
Change in non-cash operating assets and liabilities	56,299	3,145
Expenditures for dry docking	(4,423)	(11,042)
Net operating cash flow	83,588	81,403
Net operating cash flow
Proceeds from issuance of long-term debt	248,392	166,663
Scheduled repayments of long-term debt	(105,099)	(103,343)
Prepayments of long-term debt	(205,765)	(63,704)
Debt issuance costs	(4,971)	(2,077)
Proceeds from financings related to sale-leaseback of vessels	243,812	297,230
Scheduled repayments of obligations related to capital leases	(25,316)	(19,045)
Cash distributions paid	(34,727)	(28,274)
Dividends paid to non-controlling interest	(157)	(658)
Other	0	(605)
Net financing cash flow	116,169	246,187
Net financing cash flow
Capital contributions to equity-accounted joint ventures	(27,071)	(96,960)
Return of capital from equity-accounted joint ventures	0	40,320
Proceeds from sale of equity-accounted joint venture (note 6c)	54,438	0
Receipts from direct financing leases	5,242	9,037
Proceeds from sale of vessel	0	20,580
Expenditures for vessels and equipment	(311,308)	(244,387)
Expenditures for vessels and equipment	(278,699)	(271,410)
(Decrease) increase in cash, cash equivalents and restricted cash	(78,942)	56,180
Cash, cash equivalents and restricted cash, beginning of the period	339,435	243,173
Cash, cash equivalents and restricted cash, end of the period	$ 260,493	$ 299,353